Shareholders' Deficit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Shareholders' Deficit (Details) [Line Items]
Preference shares authorized | shares	1,000,000	1,000,000	1,000,000
Preference shares par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued or outstanding, description	As of June 30, 2022 and December 31, 2021, there were no preference shares issued or outstanding.	As of December 31, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Ordinary shares issued and outstanding, description	As of June 30, 2022 and December 31, 2021, there were 32,500,000 of Class A ordinary shares issued and outstanding.	As of December 31, 2021 and December 31, 2020, there were 32,500,000 and 0, respectively, of Class A ordinary shares issued and outstanding.
Shareholders' equity, description	On December 28, 2020, the Company issued 7,906,250 Class B ordinary shares. On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. Of the of 8,625,000 Class B ordinary shares outstanding, up to 1,125,000 Class B ordinary shares were subject to forfeiture, to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Class B ordinary shares would collectively represent 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited. As of June 30, 2022 and December 31, 2021, there were 8,125,000 Class B ordinary shares issued and outstanding.	On December 28, 2020, the Company issued 7,906,250 Class B ordinary shares. On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. Of the of 8,625,000 Class B ordinary shares outstanding, up to 1,125,000 Class B ordinary shares were subject to forfeiture, to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Class B ordinary shares would collectively represent 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited.
Number of vote for each share		1
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized | shares	300,000,000	300,000,000	300,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Converted basis, percentage	20.00%	20.00%
Number of vote for each share		1
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized | shares	30,000,000	30,000,000	30,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001